Shareholder Report	6 Months Ended
Mar. 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Advisers Investment Trust
Entity Central Index Key	0001516523
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2026
Independent Franchise Partners US Equity Fund
Shareholder Report [Line Items]
Fund Name	Independent Franchise Partners US Equity Fund
Class Name	Independent Franchise Partners US Equity Fund
Trading Symbol	IFPUX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Independent Franchise Partners US Equity Fund (the “Fund”) for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund atfranchisepartners.com/us-resident-institutional-investors. You can also request this information by contacting us at 855-233-0437 (toll free).
Additional Information Phone Number	855-233-0437
Additional Information Website	franchisepartners.com/us-resident-institutional-investors
Expenses [Text Block]
What were the Fund expenses for the last six months?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Independent Franchise Partners US Equity Fund	$ 33	0.67%

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.67%
Net Assets	$ 1,532,595,980
Holdings Count | Holding	32
Investment Company, Portfolio Turnover	21.46%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets	$ 1,532,595,980
Total number of portfolio holdings	32
Portfolio turnover rate as of the end of the reporting period	21.46%

Holdings [Text Block]
PORTFOLIO DIVERSIFICATION AS A % OF NET ASSETS
Communication Services	29.1%
Health Care	17.9%
Consumer Staples	15.6%
Financials	10.1%
Consumer Discretionary	6.3%
Information Technology	6.3%
Industrials	5.6%
Real Estate	3.3%
Materials	2.3%